Related Party Transactions - Royalty payable to former parent and license fee payable to former parent and related agreement (Details) - USD ($)	1 Months Ended			3 Months Ended	12 Months Ended
	Jan. 31, 2015	Jan. 31, 2014	Jul. 31, 2013	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Commercialization Agreement
Property and equipment, net				$ 870,914	$ 885,945	$ 829,232
Option Agreement | Napo
Commercialization Agreement
License fees paid			$ 100,000
Term of agreement			2 years
License Agreement | Napo
Commercialization Agreement
License fees paid				425,000	425,000	1,200,000
Payment obligation of one-time non-refundable license fee	$ 1,750,000	$ 2,000,000
Option fee		100,000
Milestone payments due		$ 3,150,000
Royalty expiration term from the first sale of each individual product		10 years
Minimum proceeds from IPO prior to December 31, 2015, required for royalty reduction		$ 10,000,000
Milestone payments due in the event of minimum proceeds from IPO		$ 0
Unpaid royalties					171
License Agreement | Napo | Products derived from Croton Lechleri
Commercialization Agreement
Royalty rate for net sales below revenue base (as a percent)		8.00%
Net product sales upon which royalty rate increases		$ 30,000,000
Royalty rate for net sales above revenue base (as a percent)		10.00%
Royalties payments due in the event of minimum proceeds from IPO		$ 0
License Agreement | Napo | Prescription products derived from Croton Lechleri
Commercialization Agreement
Royalty rate in the event of an IPO in excess of a specified amount		2.00%
License Agreement | Napo | Nonprescription products derived from Croton Lechleri
Commercialization Agreement
Royalty rate in the event of an IPO in excess of a specified amount		1.00%
License Agreement | Napo | Pharmaceutical prescription products not derived from Croton Lechleri
Commercialization Agreement
Royalty on annual net sales of products (as a percent)		2.00%
License Agreement | Napo | Nonprescription products not derived from Croton Lechleri
Commercialization Agreement
Royalty on annual net sales of products (as a percent)		1.00%
License Agreement | Napo | Accrued Liabilities
Commercialization Agreement
Unpaid royalties						2,810
License Agreement | Napo | Property and equipment
Commercialization Agreement
Property and equipment, net				811,087	811,087
License Agreement | Napo | General and administrative expense
Commercialization Agreement
Royalties incurred				284	1,015	$ 39,734
Unpaid royalties				$ 7
License Agreement | Napo | Research and development expense
Commercialization Agreement
Property and equipment, net					$ 1,200,000		$ 1,200,000